Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Commitments and Contingencies [Abstract]
Rent expense for operating leases	$ 13.1	$ 14.4	$ 26.2	$ 28.3	$ 50.7	$ 52.8	$ 56.2
Accrued litigation	$ 2.0		$ 2.0		$ 1.6	$ 2.4
Product Warranty Period					90 days